UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811- 23373

EXCHANGE PLACE ADVISORS TRUST
(Exact name of registrant as specified in charter)

200 West Madison Street, Suite 2610
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.

Exchange Place Advisors Trust

200 West Madison Street, Suite 2610

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 857-2160

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND NORTH SQUARE MCKEE BOND FUND NORTH SQUARE STRATEGIC INCOME FUND

April 30, 2024

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	5
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	37
Notes to Financial Statements	43
Supplemental Information	54
Expense Examples	55

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Advisory Research Small Cap Value Fund
FUND PERFORMANCE at April 30, 2024 (Unaudited)

Average Annual Total Returns
(for the periods ended April 30, 2024)

	6 Months	1 Year	5 Year	10 Year
North Square Advisory Research Small Cap Value Fund - Class I	22.21%	21.56%	7.49%	8.53%
Russell 2000 Value Total Return	18.09%	14.03%	5.96%	6.45%

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on November 16, 2009. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above prior to February 21, 2020 reflect the performance of the Predecessor Fund. Effective January 11, 2022, the Fund changed names to the North Square Advisory Research Small Cap Value Fund (formerly, North Square Oak Ridge All Cap Value Fund) and changed investment strategy (Note 1).

Gross and net expense ratios for Class I shares were 1.25% and 0.94%, respectively, which were the amounts stated in the current prospectus dated February 28, 2024. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.94% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Altrinsic International Equity Fund
FUND PERFORMANCE at April 30, 2024 (Unaudited)

Average Annual Total Returns
(for the periods ended April 30, 2024)

	6 Months	1 Year	Since Inception (12/04/20)
North Square Altrinsic International Equity Fund - Class I	12.12%	6.45%	4.34%
MSCI EAFE Index	18.63%	9.28%	5.15%

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

Gross and net expense ratios for Class I shares were 1.18% and 0.98%, respectively, which were the amounts stated in the current prospectus dated February 28, 2024. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square McKee Bond Fund
FUND PERFORMANCE at April 30, 2024 (Unaudited)

Average Annual Total Returns
(for the periods ended April 30, 2024)

	6 Months	1 Year	Since Inception (12/28/20)	Since Inception (5/19/21)
North Square McKee Bond Fund - Class I	5.71%	-0.57%	N/A	-2.65%
North Square McKee Bond Fund - Class R6	5.94%	-0.33%	-2.42%	N/A
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-3.90%	-3.49%

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

Gross expense ratios for Class I and R6 shares were 0.58% and 0.56%, respectively, and net expense ratios for Class I and R6 shares were 0.47% and 0.28%, respectively, which were the amounts stated in the current prospectus dated February 28, 2024. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to waive its fees and/ or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.47% and 0.28% of the average daily net assets of the Fund’s Class I shares and Class R6 shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Strategic Income Fund
FUND PERFORMANCE at April 30, 2024 (Unaudited)

Average Annual Total Returns
(for the periods ended April 30, 2024)

	6 Months	1 Year	5 Year	10 Year	Since Inception (02/28/23)
North Square Strategic Income Fund - Class A
Without Load	9.98%	6.11%	N/A	N/A	4.32%
With Load(a)	5.85%	2.12%	N/A	N/A	1.00%
North Square Strategic Income Fund - Class I	10.00%	6.24%	3.89%	3.51%	N/A
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%	1.11%

(a)	Maximum sales charge for Class A shares is 3.75%. No sales charge applies on investments of $1,000,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on December 31, 2012 after the conversion of a limited partnership account, the Advisory Research Value Income Fund, L.P. (the “Predecessor Account”), which commenced operations on June 30, 2003. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between February 21, 2020 and December 31, 2012 reflect the performance of the Predecessor Fund, and performance results shown prior to December 31, 2012 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross expense ratios for Class A and I shares were 1.31% and 1.06%, respectively, and net expense ratios for Class A and I shares were 1.16% and 0.91%, respectively, which include acquired fund fees and other expenses of 0.01%, were the amounts stated in the current prospectus dated February 28, 2024. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 29.8%
	AUTOMOTIVE — 9.6%
30,930	Miller Industries, Inc.	$1,506,601
19,795	Phinia, Inc.	772,005
		2,278,606
	HOME CONSTRUCTION — 2.9%
9,217	Skyline Champion Corp.(a)	691,183

	LEISURE FACILITIES & SERVICES — 5.6%
12,665	Monarch Casino & Resort, Inc.	858,307
36,957	OneSpaWorld Holdings Ltd.(a)	470,093
		1,328,400
	LEISURE PRODUCTS — 2.9%
8,520	Brunswick Corp.	687,053

	RETAIL - DISCRETIONARY — 6.8%
3,310	Asbury Automotive Group, Inc.(a)	695,895
4,692	Floor & Decor Holdings, Inc., Class A(a)	517,668
8,305	Foot Locker, Inc.	173,159
59,980	Leslie’s, Inc.(a)	235,721
		1,622,443
	SPECIALTY RETAIL — 2.0%
11,175	Valvoline, Inc.(a)	475,161
	TOTAL CONSUMER DISCRETIONARY	7,082,846

	CONSUMER STAPLES — 3.8%
	WHOLESALE - CONSUMER STAPLES — 3.8%
13,377	Performance Food Group Co.(a)	908,031
	TOTAL CONSUMER STAPLES	908,031

	FINANCIALS — 16.9%
	ASSET MANAGEMENT — 2.0%
23,935	Cannae Holdings, Inc.(a)	465,536

	BANKING — 9.6%
14,440	First Merchants Corp.	482,585
7,692	Nicolet Bankshares, Inc.(a)	588,668
7,258	SouthState Corp.	549,431
15,596	Webster Financial Corp.	683,572
		2,304,256
	INSURANCE — 5.3%
4,310	Enstar Group, Ltd.(a)	1,251,495
	TOTAL FINANCIALS	4,021,287

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 2.5%
	HEALTH CARE FACILITIES & SERVICES — 2.5%
7,445	HealthEquity, Inc.(a)	$587,485
	TOTAL HEALTH CARE	587,485

	INDUSTRIALS — 24.2%
	COMMERCIAL SUPPORT SERVICES — 9.5%
10,990	Distribution Solutions Group, Inc.(a)	362,340
66,028	Emerald Holding, Inc.(a)	379,661
36,272	First Advantage Corp.	591,234
26,250	Viad Corp.(a)	905,101
		2,238,336
	ELECTRICAL EQUIPMENT — 3.5%
14,270	Bel Fuse, Inc., Class B	837,934

	INDUSTRIAL SUPPORT SERVICES — 1.9%
40,865	Alta Equipment Group Inc.(a)	454,010

	MACHINERY — 7.7%
2,350	Alamo Group, Inc.	456,793
35,392	Gates Industrial Corp. PLC(a)	623,607
8,475	John Bean Technologies Corp.	755,038
		1,835,438
	TRANSPORTATION EQUIPMENT — 1.6%
14,705	Trinity Industries, Inc.	382,624
	TOTAL INDUSTRIALS	5,748,342

	MATERIALS — 10.3%
	CHEMICALS — 2.4%
25,189	Element Solutions, Inc.	582,622

	CONSTRUCTION MATERIALS — 1.7%
1,585	Eagle Materials, Inc.	397,375

	CONTAINERS & PACKAGING — 6.2%
2,715	AptarGroup, Inc.	391,992
41,126	TriMas Corp.	1,068,864
		1,460,856
	TOTAL MATERIALS	2,440,853

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 2.4%
	REAL ESTATE OWNERS & DEVELOPERS — 2.4%
28,355	Legacy Housing Corp.(a)	$577,591
	TOTAL REAL ESTATE	577,591

	TECHNOLOGY — 9.0%
	SOFTWARE — 3.2%
20,535	Alkami Technology, Inc.(a)	494,277
3,555	Blackbaud, Inc.(a)	277,006
		771,283
	TECHNOLOGY HARDWARE — 1.1%
61,230	Pitney Bowes, Inc.	260,840

	TECHNOLOGY SERVICES — 4.7%
15,520	Cass Information Systems, Inc.	670,308
9,245	Perficient, Inc.(a)	436,919
		1,107,227
	TOTAL TECHNOLOGY	2,139,350

	TOTAL COMMON STOCKS (Cost $21,509,592)	23,505,785

	SHORT-TERM INVESTMENTS — 1.1%
265,954	First American Treasury Obligations Fund, Class X, 5.21%(b)	265,954
	TOTAL SHORT-TERM INVESTMENTS (Cost $265,954)	265,954
	TOTAL INVESTMENTS — 100.0% (Cost $21,775,546)	$23,771,739
	Other Assets in Excess of Liabilities — 0.0%	9,526
	NET ASSETS — 100.0%	$23,781,265

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2024 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Consumer Discretionary	29.8%
Consumer Staples	3.8%
Financials	16.9%
Health Care	2.5%
Industrials	24.2%
Materials	10.3%
Real Estate	2.4%
Technology	9.0%
Total Common Stocks	98.9%
Short-Term Investments	1.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 99.5%
	Bermuda — 4.5%
25,662	AXIS Capital Holdings Ltd.	$1,573,850
9,935	Everest Re Group, Ltd.	3,640,284
		5,214,134
	Brazil — 0.8%
326,047	Lojas Renner SA(a)	961,326

	Canada — 1.3%
23,383	Agnico Eagle Mines Ltd.	1,481,313

	Cayman Islands — 3.2%
146,368	Alibaba Group Holding Ltd.	1,370,447
103,368	Baidu, Inc., Class A(a)	1,339,186
410,687	Sands China Ltd.(a)	968,660
		3,678,293
	France — 14.5%
25,706	AXA SA	888,403
71,252	Bureau Veritas SA	2,078,623
47,778	Cia Generale de Establissements Michelin SCA	1,836,020
42,026	Danone	2,630,945
11,785	Pernod Ricard SA(a)	1,782,828
31,400	Sanofi	3,102,867
32,659	SCOR SE	1,065,852
47,364	TotalEnergies SE	3,439,416
		16,824,954
	Germany — 9.8%
6,164	adidas AG	1,485,787
13,741	BioNTech SE - ADR(a)	1,220,476
37,449	Daimler Truck Holding AG	1,689,225
10,060	Deutsche Boerse AG	1,939,967
39,909	DHL Group	1,672,531
15,430	Henkel AG & Co. KGaA	1,226,089
5,067	SAP SE	915,159
6,958	Siemens AG	1,303,789
		11,453,023
	India — 2.3%
46,253	HDFC Bank Ltd. - ADR	2,664,173

	Ireland — 6.9%
79,696	Bank of Ireland Group PLC	850,521
11,506	CRH PLC	890,795
16,670	Kerry Group PLC, Class A(a)	1,434,948
31,921	Medtronic, PLC	2,561,340
9,312	Willis Towers Watson PLC	2,338,616
		8,076,220

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Israel — 2.4%
18,678	Check Point Software Technologies Ltd.(a)	$2,790,867

	Japan — 15.4%
19,676	Daito Trust Construction Co., Ltd.(a)	2,109,197
31,406	Eisai Co. Ltd.	1,289,839
183,300	Kubota Corp.	2,940,140
34,493	Makita Corp.(a)	998,622
55,107	MinebeaMitsumi, Inc.(a)	1,032,193
89,685	Sompo Holdings, Inc.	1,774,911
25,245	Sony Group Corp.	2,086,574
111,566	Sumitomo Mitsui Trust Holdings, Inc.	2,345,701
187,120	Suzuki Motor Corp.	2,184,285
34,718	Tokio Marine Holdings, Inc.	1,097,332
		17,858,794
	Korea (Republic Of) — 6.5%
38,168	Hana Financial Group, Inc.	1,605,912
57,364	KB Financial Group Inc.	3,103,725
2,015	Samsung Electronics Co. Ltd.	2,811,843
		7,521,480
	Mexico — 2.0%
8,204	Fomento Economico Mexicano, SAB de CV - ADR	965,283
368,971	Wal-Mart de Mexico SAB de CV	1,375,551
		2,340,834
	Netherlands — 5.6%
31,643	Akzo Nobel N.V.(a)	2,088,382
15,909	Euronext NV	1,432,972
30,389	Heineken N.V.	2,958,176
		6,479,530
	Peru — 1.3%
9,215	Credicorp Ltd.	1,526,096

	Singapore — 1.2%
202,564	Singapore Exchange Ltd.(a)	1,381,826

	Spain — 1.2%
80,578	Banco Bilbao Vizcaya Argentaria SA	871,584
68,657	Bankinter SA(a)	542,810
		1,414,394

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Switzerland — 11.1%
429	Barry Callebaut AG	$693,245
17,797	Chubb Ltd.	4,425,045
21,939	Nestle S.A.	2,202,656
5,516	Novartis AG	535,364
7,401	Roche Holding AG	1,773,366
30,695	Sandoz Insurance Group AG(a)	1,043,217
4,712	Zurich Insurance Group AG	2,280,802
		12,953,695
	United Kingdom — 9.5%
48,253	BP PLC - ADR	1,870,769
57,021	Diageo PLC	1,970,770
158,400	GSK PLC	3,286,551
324,782	Haleon PLC	1,371,765
90,994	Liberty Global Ltd., Class A(a)	1,446,350
1,770,463	Lloyds Banking Group PLC	1,142,711
		11,088,916
	TOTAL COMMON STOCKS (Cost $109,153,237)	115,709,868

	PREFERRED STOCKS — 1.2%
	Brazil — 1.2%
236,885	Itau Unibanco Holdings SA(a)	1,432,459
	TOTAL PREFERRED STOCKS (Cost $1,212,154)	1,432,459

	SHORT-TERM INVESTMENTS — 3.7%
4,334,256	First American Treasury Obligations Fund, Class X, 5.21%(b)	4,334,256
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,334,256)	4,334,256
	TOTAL INVESTMENTS — 104.4% (Cost $114,699,647)	$121,476,583
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%	(5,142,370)
	NET ASSETS — 100.0%	$116,334,213

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2024 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Communications	2.4%
Consumer Discretionary	7.6%
Consumer Staples	16.0%
Energy	4.6%
Financials	33.1%
Health Care	12.7%
Industrials	9.2%
Materials	3.8%
Real Estate	1.8%
Technology	8.3%
Total Common Stocks	99.5%
Preferred Stocks
Financials	1.2%
Total Preferred Stocks	1.2%
Short-Term Investments	3.7%
Total Investments	104.4%
Liabilities in Excess of Other Assets	-4.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	ASSET BACKED SECURITIES — 3.5%
400,000	Aligned Data Centers Issuer LLC, 1.937%, 08/15/46(a)	$362,959
331,391	American Credit Acceptance Receivables Trust 2021-2, 1.340%, 07/13/27(a)	325,078
500,000	AMSR 2019-SFR1 Trust, 2.774%, 01/20/39(a)	466,988
200,000	AMSR 2021-SFR2 Trust, 1.527%, 08/19/38(a)	181,630
2,922	Amur Equipment Finance Receivables IX LLC, 0.750%, 11/20/26(a)	2,911
785,000	Amur Equipment Finance Receivables X LLC, 2.200%, 01/20/28(a)	749,995
250,000	Dell Equipment Finance Trust 2023-3, 5.930%, 06/22/26(a)	251,245
4,561	Flagship Credit Auto Trust 2021-3, 0.360%, 07/15/27(a)	4,542
199,325	NMEF Funding 2022-B LLC, 6.070%, 06/01/49(a)	199,638
35,290	Oportun Funding XIV LLC, Series A, 1.210%, 03/08/28(a)	34,103
527,621	Tricon Residential 2022-SFR2 Trust, 3.856%, 04/19/39(a)	500,420
439,000	Verizon Master Trust, 5.670%, 11/20/26	442,926
	TOTAL ASSET BACKED SECURITIES (Cost $3,694,271)	3,522,435

	CORPORATE BONDS — 24.7%
	COMMUNICATIONS — 1.9%
	CABLE & SATELLITE — 0.4%
480,000	Comcast Corp., 3.250%, 11/01/39	355,884

	ENTERTAINMENT CONTENT — 0.7%
423,000	Fox Corp., 6.500%, 10/13/33	434,476
325,000	Walt Disney Co. (The), 3.500%, 05/13/40	253,263
		687,739
	INTERNET MEDIA & SERVICES — 0.2%
160,000	Meta Platforms, Inc., 5.600%, 05/15/53	158,791

	TELECOMMUNICATIONS — 0.6%
98,000	AT&T, Inc., 4.350%, 03/01/29	93,540
260,000	Verizon Communications, Inc., 2.100%, 03/22/28	230,283
600,000	Verizon Communications, Inc., 2.650%, 11/20/40	401,146
		724,969
	CONSUMER DISCRETIONARY — 1.6%
	AUTOMOTIVE — 0.9%
623,000	Ford Motor Co. Class B, 3.250%, 02/12/32	502,013
215,000	General Motors Financial Co., Inc., 5.800%, 01/07/29	214,558
274,000	General Motors Financial Co., Inc., 4.300%, 04/06/29	256,941
		973,512
	LEISURE FACILITIES & SERVICES — 0.7%
185,000	McDonald’s Corp., 3.600%, 07/01/30	168,380
532,000	Starbucks Corp., 4.900%, 02/15/31	517,167
		685,547

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 1.0%
	BEVERAGES — 0.4%
381,000	Keurig Dr Pepper Inc., 5.200%, 03/15/31	$372,565

	HOUSEHOLD PRODUCTS — 0.3%
395,000	Procter & Gamble Co. (The), 4.550%, 01/29/34	378,415

	TOBACCO & CANNABIS — 0.3%
275,000	Philip Morris International, Inc., 5.125%, 02/15/30	270,433

	ENERGY — 2.6%
	OIL & GAS PRODUCERS — 2.6%
514,000	ConocoPhillips Co., 5.300%, 05/15/53	481,217
186,000	Energy Transfer LP, 6.400%, 12/01/30	191,700
250,000	Enterprise Products Operating LLC, 4.800%, 02/01/49	216,896
690,000	Exxon Mobil Corp., 4.327%, 03/19/50	573,218
245,000	Phillips 66 Co., 5.250%, 06/15/31	239,963
364,000	TotalEnergies Capital SA, 5.488%, 04/05/54	354,436
675,000	TransCanada PipeLines Ltd., 2.500%, 10/12/31	546,745
		2,604,175
	FINANCIALS — 8.4%
	ASSET MANAGEMENT — 0.4%
144,000	Charles Schwab Corp. (The), 5.643%, 05/19/29	144,265
257,000	United Airlines 2023-1 Class A Pass Through Trust, 5.800%, 07/15/36	256,327
		400,592
	BANKING — 5.5%
1,202,000	Bank of America Corp., 1.658%, 03/11/27	1,115,658
350,000	Canadian Imperial Bank of Commerce, 5.001%, 04/28/28	343,126
183,000	Citigroup Inc., 5.174%, 02/13/30	179,024
444,000	JPMorgan Chase & Co., 1.578%, 04/22/27 (SOFR + 77bps)(b)	409,874
185,000	JPMorgan Chase & Co., 5.299%, 07/24/29(b)	183,084
323,000	JPMorgan Chase & Co., 5.336%, 01/23/35	313,239
342,000	PNC Financial Services Group Inc. (The), 6.875%, 10/20/34	363,174
300,000	Royal Bank of Canada, 5.150%, 02/01/34	289,909
400,000	Toronto-Dominion Bank (The), 4.693%, 09/15/27	390,944
326,000	Toronto-Dominion Bank (The), 4.994%, 04/05/29	319,350
229,000	Toronto-Dominion Bank (The), 3.200%, 03/10/32	195,396
685,000	US Bancorp, 4.653%, 02/01/29	660,365
579,000	Wells Fargo & Co., 3.526%, 03/24/28	546,537
346,000	Wells Fargo & Co., 4.897%, 07/25/33 (SOFR + 195bps)(b)	324,986
		5,634,666

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
1,037,000	Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27	$958,522
884,000	Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32(b)	698,195
545,000	Morgan Stanley, 1.593%, 05/04/27(b)	502,409
		2,159,126
	SPECIALTY FINANCE — 0.4%
198,000	Capital One Financial Corp., 1.878%, 11/02/27	179,619
236,000	Capital One Financial Corp., 6.312%, 06/08/29	238,146
		417,765
	HEALTH CARE — 0.7%
	BIOTECH & PHARMA — 0.6%
197,000	Amgen, Inc., 5.650%, 03/02/53	189,188
395,000	Pfizer Investment Enterprises PTE Ltd., 5.110%, 05/19/43	367,924
		557,112
	HEALTH CARE FACILITIES & SERVICES — 0.1%
154,000	Cigna Group (The), 5.000%, 05/15/29	150,915

	INDUSTRIALS — 2.6%
	AEROSPACE & DEFENSE — 0.9%
702,000	Boeing Co., 4.875%, 05/01/25	693,434
180,000	Northrop Grumman Corp., 3.250%, 01/15/28	167,650
		861,084
	COMMERCIAL SUPPORT SERVICES — 0.1%
77,000	Waste Connections Inc., 4.250%, 12/01/28	73,766

	DIVERSIFIED INDUSTRIALS — 0.5%
540,000	Honeywell International Inc., 4.950%, 09/01/31	532,554

	ELECTRICAL EQUIPMENT — 0.2%
214,000	Johnson Controls International PLC, 5.500%, 04/19/29	214,950

	MACHINERY — 0.2%
227,000	John Deere Capital Corp., 4.700%, 06/10/30	221,192

	TRANSPORTATION & LOGISTICS — 0.7%
175,514	BNSF Railway Co. 2015-1 Pass Through Trust, 3.442%, 06/16/28(a)	164,689
525,000	Burlington Northern Santa Fe, LLC, 4.550%, 09/01/44	452,353
9,064	Union Pacific Railroad Co. 2005 Pass Through Trust, 5.082%, 01/02/29	8,896
137,390	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 05/14/26	131,950
		757,888

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	REAL ESTATE — 0.3%
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
317,000	American Tower Corp., 3.800%, 08/15/29	$290,063

	TECHNOLOGY — 1.9%
	SEMICONDUCTORS — 0.1%
137,000	Intel Corp., 5.700%, 02/10/53	130,910

	SOFTWARE — 0.8%
457,000	Oracle Corp., 2.300%, 03/25/28	406,608
515,000	Oracle Corp., 3.600%, 04/01/40	386,103
		792,711
	TECHNOLOGY HARDWARE — 0.8%
411,000	Apple, Inc., 4.650%, 02/23/46	370,669
167,000	Apple, Inc., 3.950%, 08/08/52	131,662
297,000	Cisco Systems Inc., 4.950%, 02/26/31	292,263
		794,594
	TECHNOLOGY SERVICES — 0.2%
200,000	International Business Machines Corp., 4.150%, 05/15/39	167,401

	UTILITIES — 3.7%
	ELECTRIC UTILITIES — 3.7%
375,000	Alabama Power Co., 3.450%, 10/01/49	260,754
1,211,000	Duke Energy Carolinas, LLC, 5.300%, 02/15/40	1,152,652
32,000	Duke Energy Corp., 2.450%, 06/01/30	26,978
200,000	Entergy Corp., 1.900%, 06/15/28	173,638
330,000	Florida Power & Light Co., 5.300%, 04/01/53	313,021
995,000	MidAmerican Energy Co., 4.250%, 07/15/49	801,856
447,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/30	371,289
239,000	Pacific Gas and Electric Co., 6.400%, 06/15/33	243,301
469,000	Virginia Electric and Power Co., 5.450%, 04/01/53	440,000
		3,783,489
	TOTAL CORPORATE BONDS (Cost $25,919,955)	25,152,808

	MORTGAGE-BACKED SECURITIES — 57.2%
138,580	BBCMS Mortgage Trust 2022-C14 Series 2022-C14, 1.727%, 02/18/55	131,180
300,000	DBUBS 2017-BRBK Mortgage Trust, 3.452%, 10/12/34(a)	279,701
113,923	Ellington Financial Mortgage Trust 2020-1 Series 2020-01, 2.006%, 05/25/65(a)	110,353
599,988	EQUS 2021-EQAZ Mortgage Trust, 6.190%, 10/15/36(a)	595,198
282,864	Fannie Mae Pool, 4.000%, 05/15/27	256,278
27,292	Fannie Mae Pool, 2.500%, 08/01/28	25,861
21,781	Fannie Mae Pool, 5.000%, 11/01/29	21,484
5,896	Fannie Mae Pool, 4.000%, 10/01/30	5,710

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
67,621	Fannie Mae Pool, 4.500%, 05/01/31	$65,924
55,013	Fannie Mae Pool, 4.000%, 09/01/31	52,781
25,380	Fannie Mae Pool, 4.500%, 01/01/32	24,683
16,309	Fannie Mae Pool, 3.500%, 04/01/32	15,392
228,230	Fannie Mae Pool, 3.000%, 05/01/33	210,086
60,092	Fannie Mae Pool, 4.500%, 05/01/34	58,304
77,755	Fannie Mae Pool, 4.000%, 06/01/34	73,905
108,365	Fannie Mae Pool, 3.500%, 08/01/34	101,176
89,820	Fannie Mae Pool, 3.500%, 12/01/34	83,691
40,390	Fannie Mae Pool, 3.500%, 11/01/35	37,645
77,695	Fannie Mae Pool, 4.000%, 11/01/35	74,296
272,152	Fannie Mae Pool, 2.000%, 05/01/36	236,204
427,411	Fannie Mae Pool, 2.000%, 03/01/37	372,111
94,936	Fannie Mae Pool, 4.000%, 07/01/37	89,412
98,623	Fannie Mae Pool, 3.500%, 10/13/37	86,288
88,744	Fannie Mae Pool, 3.500%, 12/01/37	83,004
83,021	Fannie Mae Pool, 4.000%, 12/01/37	79,530
60,548	Fannie Mae Pool, 4.000%, 06/01/38	57,715
2,563	Fannie Mae Pool, 4.000%, 03/01/39	2,355
253,823	Fannie Mae Pool, 3.000%, 01/01/40	221,397
28,305	Fannie Mae Pool, 4.500%, 01/01/40	26,970
38,909	Fannie Mae Pool, 4.500%, 01/01/40	36,996
9,654	Fannie Mae Pool, 4.500%, 07/01/40	9,179
294,040	Fannie Mae Pool, 2.000%, 08/01/40	240,708
66,346	Fannie Mae Pool, 4.000%, 09/01/40	61,765
3,348	Fannie Mae Pool, 4.000%, 09/01/40	3,076
14,848	Fannie Mae Pool, 4.500%, 09/01/40	14,118
189,355	Fannie Mae Pool, 2.500%, 10/01/40	160,465
281,347	Fannie Mae Pool, 3.000%, 10/01/40	242,177
228,273	Fannie Mae Pool, 2.000%, 11/01/40	186,867
11,637	Fannie Mae Pool, 4.500%, 11/01/40	11,020
27,261	Fannie Mae Pool, 4.500%, 12/01/40	25,920
137,905	Fannie Mae Pool, 2.000%, 01/01/41	112,885
46,133	Fannie Mae Pool, 4.000%, 01/01/41	42,390
24,873	Fannie Mae Pool, 4.000%, 01/01/41	22,855
4,992	Fannie Mae Pool, 4.000%, 01/01/41	4,587
374,857	Fannie Mae Pool, 2.500%, 02/01/41	317,118
337,568	Fannie Mae Pool, 1.500%, 03/01/41	266,624
210,804	Fannie Mae Pool, 2.500%, 03/01/41	178,333
65,961	Fannie Mae Pool, 4.500%, 04/01/41	62,714
12,483	Fannie Mae Pool, 4.500%, 05/01/41	11,846
446,202	Fannie Mae Pool, 2.500%, 09/01/41	375,788
460,284	Fannie Mae Pool, 2.500%, 10/01/41	389,043
8,602	Fannie Mae Pool, 4.000%, 10/01/41	7,904

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
277,346	Fannie Mae Pool, 2.500%, 11/01/41	$232,216
17,679	Fannie Mae Pool, 3.000%, 09/01/42	15,217
164,688	Fannie Mae Pool, 3.000%, 04/01/43	142,124
35,570	Fannie Mae Pool, 3.500%, 01/01/44	31,782
326,923	Fannie Mae Pool, 3.000%, 04/01/45	280,918
30,119	Fannie Mae Pool, 3.500%, 12/01/45	26,565
147,202	Fannie Mae Pool, 4.500%, 03/01/46	139,964
88,968	Fannie Mae Pool, 3.000%, 04/01/46	75,650
165,759	Fannie Mae Pool, 2.500%, 05/01/46	134,319
116,197	Fannie Mae Pool, 3.000%, 06/01/46	99,840
83,483	Fannie Mae Pool, 3.500%, 06/01/46	73,566
60,508	Fannie Mae Pool, 3.000%, 10/01/46	51,346
5,505	Fannie Mae Pool, 3.000%, 11/01/46	4,685
162,177	Fannie Mae Pool, 3.000%, 02/01/47	137,832
685,951	Fannie Mae Pool, 2.500%, 11/01/47	560,860
240,896	Fannie Mae Pool, 2.500%, 12/01/47	197,489
44,099	Fannie Mae Pool, 3.500%, 03/01/48	38,791
177,850	Fannie Mae Pool, 2.500%, 04/01/48	145,804
97,645	Fannie Mae Pool, 3.000%, 04/01/48	82,683
274,670	Fannie Mae Pool, 3.500%, 08/01/48	240,309
91,470	Fannie Mae Pool, 3.500%, 11/01/48	80,460
7,441	Fannie Mae Pool, 4.500%, 11/01/48	6,967
118,409	Fannie Mae Pool, 3.000%, 12/01/48	100,421
39,273	Fannie Mae Pool, 3.000%, 02/01/49	33,182
16,052	Fannie Mae Pool, 3.500%, 02/01/49	14,051
449,391	Fannie Mae Pool, 3.500%, 09/01/49	381,791
86,300	Fannie Mae Pool, 3.000%, 12/01/49	72,538
359,512	Fannie Mae Pool, 2.500%, 04/01/50	279,842
257,539	Fannie Mae Pool, 2.500%, 05/01/50	200,462
368,571	Fannie Mae Pool, 2.500%, 06/01/50	297,439
213,907	Fannie Mae Pool, 5.000%, 06/01/50	205,999
131,649	Fannie Mae Pool, 3.500%, 08/01/50	116,278
119,549	Fannie Mae Pool, 2.500%, 10/01/50	96,994
365,736	Fannie Mae Pool, 2.500%, 02/01/51	293,138
333,539	Fannie Mae Pool, 2.500%, 02/01/51	270,642
287,174	Fannie Mae Pool, 2.000%, 03/01/51	222,219
672,516	Fannie Mae Pool, 2.500%, 06/01/51	541,954
324,006	Fannie Mae Pool, 2.500%, 06/01/51	261,130
1,234,970	Fannie Mae Pool, 2.500%, 07/01/51	992,311
733,828	Fannie Mae Pool, 2.500%, 08/01/51	587,757
261,826	Fannie Mae Pool, 2.500%, 10/01/51	208,130
249,315	Fannie Mae Pool, 3.000%, 01/01/52	206,555
301,489	Fannie Mae Pool, 3.500%, 01/01/52	261,656
411,785	Fannie Mae Pool, 2.000%, 02/01/52	315,765

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
522,032	Fannie Mae Pool, 2.000%, 02/01/52	$401,187
359,125	Fannie Mae Pool, 3.000%, 02/01/52	300,502
325,898	Fannie Mae Pool, 6.500%, 01/01/53	329,410
204,022	Fannie Mae Pool, 5.500%, 07/01/53	198,442
397,610	Fannie Mae Pool, 6.000%, 09/01/53	398,957
479,027	Fannie Mae Pool, 2.500%, 10/01/53	380,262
494,878	Fannie Mae Pool, 5.500%, 03/01/54	482,533
144,077	Fannie Mae Pool, 4.000%, 07/01/56	129,541
3,570	Fannie Mae REMICS, 5.500%, 01/25/26	3,551
81,140	Fannie Mae REMICS, 4.000%, 04/25/33	77,989
3,027	Fannie Mae REMICS, 5.000%, 08/25/35	2,968
228,000	Fannie Mae REMICS, 3.500%, 10/25/37	212,247
33,506	Fannie Mae REMICS, 2.000%, 12/25/41	29,834
102,410	Fannie Mae REMICS, 3.500%, 02/25/43	92,799
375,263	Fannie Mae REMICS, 3.000%, 06/25/43	356,674
2,793	Fannie Mae REMICS, 3.500%, 08/25/43	2,744
64,261	Fannie Mae REMICS, 2.000%, 10/25/44	56,058
1,079,872	Fannie Mae REMICS, 6.000%, 10/25/44	1,088,065
33,033	Fannie Mae REMICS, 3.000%, 04/25/45	29,994
74,553	Fannie Mae REMICS, 3.500%, 09/25/48	68,711
59,971	Fannie Mae REMICS, 3.000%, 07/25/49	51,040
551,000	Fannie Mae REMICS, 5.000%, 07/25/51	533,114
369,994	Fannie Mae REMICS, 5.000%, 01/25/53	354,806
8,702	Fannie Mae REMICS, 3.500%, 06/25/53	8,032
11,747	Fannie Mae Trust, 5.794%, 05/25/42	11,685
810,000	Federal Farm Credit Banks Funding Corp., 5.740%, 01/30/32	806,391
569,000	Federal Farm Credit Banks Funding Corp., 3.000%, 03/08/32	484,663
2,241,000	Federal Farm Credit Banks Funding Corp., 5.950%, 07/11/33	2,231,290
1,145,000	Federal Farm Credit Banks Funding Corp., 5.980%, 12/27/33	1,138,561
825,000	Federal Farm Credit Banks Funding Corp., 3.250%, 02/23/35	689,885
1,712,000	Federal Farm Credit Banks Funding Corp., 3.360%, 02/23/37	1,405,463
651,000	Federal Home Loan Mortgage Corp., 5.700%, 01/26/29	649,068
1,100,000	Federal Home Loan Mortgage Corp., 5.875%, 03/28/29	1,094,876
889,000	Federal Home Loan Mortgage Corp., 6.250%, 03/28/34	885,146
2,888,000	Federal National Mortgage Association, 1.600%, 08/24/35	1,999,562
4,650,000	Federal National Mortgage Association, 1.630%, 09/14/35	3,226,373
52,051	Freddie Mac Gold Pool, 4.500%, 05/01/31	50,762
4,549	Freddie Mac Gold Pool, 4.000%, 09/01/31	4,370
33,875	Freddie Mac Gold Pool, 3.500%, 06/01/33	31,800
89,450	Freddie Mac Gold Pool, 4.000%, 11/01/33	85,426
11,985	Freddie Mac Gold Pool, 3.500%, 07/01/36	11,075
20,509	Freddie Mac Gold Pool, 4.500%, 12/01/39	19,527
19,962	Freddie Mac Gold Pool, 4.000%, 01/01/41	18,368
37,468	Freddie Mac Gold Pool, 3.000%, 11/01/42	32,256

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
77,991	Freddie Mac Gold Pool, 3.500%, 12/01/42	$70,055
233,784	Freddie Mac Gold Pool, 3.000%, 12/01/46	198,820
529,170	Freddie Mac Gold Pool, 3.000%, 12/01/46	449,615
58,808	Freddie Mac Gold Pool, 3.000%, 01/01/47	49,967
529,631	Freddie Mac Pool, 2.500%, 03/15/28	426,023
299,615	Freddie Mac Pool, 3.500%, 06/15/29	260,846
463,723	Freddie Mac Pool, 2.000%, 09/01/36	400,668
286,413	Freddie Mac Pool, 3.000%, 07/01/38	257,756
193,603	Freddie Mac Pool, 4.500%, 05/01/39	184,866
384,237	Freddie Mac Pool, 3.000%, 09/01/39	338,963
151,759	Freddie Mac Pool, 2.500%, 04/01/42	126,920
799,701	Freddie Mac Pool, 5.500%, 05/01/43	784,913
30,582	Freddie Mac Pool, 3.500%, 01/01/48	26,898
133,984	Freddie Mac Pool, 2.000%, 08/01/50	103,398
233,986	Freddie Mac Pool, 2.500%, 11/01/50	186,532
184,214	Freddie Mac Pool, 2.500%, 12/01/50	148,508
310,606	Freddie Mac Pool, 2.000%, 02/01/51	236,432
443,345	Freddie Mac Pool, 2.500%, 03/01/51	357,330
254,430	Freddie Mac Pool, 2.000%, 05/01/51	198,117
472,232	Freddie Mac Pool, 2.500%, 09/01/51	381,757
994,607	Freddie Mac Pool, 3.500%, 09/01/51	874,814
380,664	Freddie Mac Pool, 2.000%, 11/01/51	288,826
490,793	Freddie Mac Pool, 3.000%, 12/01/51	406,247
221,048	Freddie Mac Pool, 2.500%, 02/01/52	176,500
303,193	Freddie Mac Pool, 3.500%, 05/01/52	263,459
443,343	Freddie Mac Pool, 3.000%, 08/01/52	370,791
385,752	Freddie Mac Pool, 4.000%, 09/01/52	345,583
625,857	Freddie Mac Pool, 4.500%, 12/01/52	577,733
503,625	Freddie Mac Pool, 5.000%, 12/01/52	487,922
558,379	Freddie Mac Pool, 6.000%, 02/01/53	555,818
350,387	Freddie Mac Pool, 6.000%, 05/01/53	348,794
288,366	Freddie Mac Pool, 5.500%, 06/01/53	280,364
455,422	Freddie Mac Pool, 5.500%, 09/01/53	444,236
4,285	Freddie Mac REMICS, 4.500%, 09/15/25	4,249
91,505	Freddie Mac REMICS, 3.500%, 08/15/27	89,832
89,294	Freddie Mac REMICS, 3.000%, 08/15/40	86,204
12,802	Freddie Mac REMICS, 2.000%, 12/15/41	11,549
45,711	Freddie Mac REMICS, 3.000%, 05/15/43	43,711
16,347	Freddie Mac REMICS, 3.000%, 11/15/43	15,871
79,401	Freddie Mac REMICS, 2.000%, 03/25/44	71,951
157,040	Freddie Mac REMICS, 3.000%, 08/15/44	145,545
264,077	Freddie Mac REMICS, 2.000%, 05/25/46	224,082
267,152	Freddie Mac REMICS, 3.000%, 06/25/48	235,178
119,633	Freddie Mac REMICS, 1.000%, 04/25/49	94,268

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
50,879	Freddie Mac REMICS, 1.000%, 01/25/50	$36,347
386,836	Freddie Mac REMICS, 1.000%, 09/25/50	277,430
164,422	Freddie Mac REMICS, 3.250%, 04/15/53	155,274
33,949	Freddie Mac REMICS, 3.000%, 01/15/55	32,084
88,809	Freddie Mac Structured Pass-Through Certificates, 6.489%, 07/25/44(b)	82,393
14,004	Freddie Mac Structured Pass-Through Certificates, 6.289%, 10/25/44(b)	12,695
9,344	Ginnie Mae I Pool, 4.000%, 11/15/24	9,276
289,698	Ginnie Mae I Pool, 3.020%, 09/15/41	255,472
283,511	Ginnie Mae I Pool, 3.000%, 08/15/45	244,616
48,298	Ginnie Mae II Pool, 3.500%, 04/20/27	47,081
16,662	Ginnie Mae II Pool, 3.500%, 07/20/27	16,203
526,984	Ginnie Mae II Pool, 3.500%, 12/20/34	490,872
49,536	Ginnie Mae II Pool, 5.000%, 07/20/48	48,200
366,406	Ginnie Mae II Pool, 3.500%, 01/20/50	326,006
1,303,284	Ginnie Mae II Pool, 2.000%, 03/20/51	1,002,088
457,656	Ginnie Mae II Pool, 2.500%, 09/20/51	370,348
358,664	Ginnie Mae II Pool, 5.500%, 09/01/53	353,512
497,933	Ginnie Mae II Pool, 6.000%, 09/20/53	500,642
64	Government National Mortgage Association, 5.000%, 12/20/27	64
417,250	Government National Mortgage Association, 5.500%, 11/20/33	407,606
292,983	Government National Mortgage Association, 6.000%, 03/20/42	291,919
88,011	Government National Mortgage Association, 2.750%, 06/20/42	83,458
8,506	Government National Mortgage Association, 2.250%, 09/16/44	8,125
25,615	Government National Mortgage Association, 2.000%, 03/20/45	22,329
287,861	Government National Mortgage Association, 3.500%, 07/20/45	257,056
7,119	Government National Mortgage Association, 2.500%, 10/20/45	6,859
15,652	Government National Mortgage Association, 2.500%, 09/20/46	14,671
345,335	Government National Mortgage Association, 2.000%, 03/20/50	277,768
128,025	Government National Mortgage Association, 1.000%, 08/20/50	94,231
153,103	Government National Mortgage Association, 1.250%, 05/20/51	115,027
1,628,455	Government National Mortgage Association, 1.750%, 09/20/51	1,359,957
515,539	Government National Mortgage Association Series 2024-20 PC, 5.500%, 02/20/54	507,385
145,000	ILPT Trust 2019-SURF, 4.145%, 02/13/41(a)	134,010
413,000	Morgan Stanley Capital I Trust 2016-UBS12, 3.596%, 12/17/49	385,222
337,000	Morgan Stanley Capital I Trust 2016-UBS9, 3.594%, 03/17/49	320,578
925,000	PSMC 2020-3 Trust, 3.000%, 11/25/50(a)	698,751
430,000	RLGH Trust 2021-TROT, 6.235%, 04/15/36(a)	425,434
75,282	Seasoned Credit Risk Transfer Trust, 2.000%, 11/25/60	63,394
334,000	UBS Commercial Mortgage Trust, 2.921%, 10/18/52	287,526
415,795	UMBS Freddie Mac Pool, 5.000%, 07/01/53	397,063
160,000	Wells Fargo Commercial Mortgage Trust 2016-C35, 2.931%, 07/17/48	150,113
351,000	Wells Fargo Commercial Mortgage Trust 2017-RB1, 3.635%, 03/15/50	323,882
140,298	Wells Fargo Commercial Mortgage Trust 2021-SAVE, 6.585%, 02/15/40(a)(b)	139,999
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $63,521,911)	58,153,537

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.6%
	SUPRANATIONAL — 2.6%
509,000	International Bank for Reconstruction & Development, 5.750%, 06/27/33	$498,155
360,000	International Bank for Reconstruction & Development, 5.750%, 08/26/33	351,928
420,000	International Bank for Reconstruction & Development, 6.400%, 10/11/33	414,866
1,913,000	International Bank for Reconstruction & Development, 2.700%, 12/28/37	1,427,891
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,087,590)	2,692,840

	U.S. GOVERNMENT & AGENCIES — 9.7%
	U.S. TREASURY BONDS — 6.9%
2,018,000	United States Treasury Bond, 4.750%, 11/15/43	1,980,163
4,966,000	United States Treasury Bond, 4.750%, 11/15/53	4,941,945
		6,922,108
	U.S. TREASURY NOTES — 2.8%
1,346,000	United States Treasury Note, 4.125%, 03/31/29	1,311,089
348,000	United States Treasury Note, 1.875%, 02/15/32	284,381
1,375,000	United States Treasury Note, 4.000%, 02/15/34	1,301,523
		2,896,993
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,209,708)	9,819,101

Shares
	SHORT-TERM INVESTMENTS — 1.5%
1,478,724	First American Treasury Obligations Fund, Class X, 5.21%(c)	1,478,724
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,478,724)	1,478,724

	TOTAL INVESTMENTS — 99.2% (Cost $107,912,159)	$100,819,445
	Other Assets in Excess of Liabilities — 0.8%	834,329
	NET ASSETS — 100.0%	$101,653,774

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $5,627,644 or 5.5% of net assets.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2024 (Unaudited)

Percent of
Security Type/Sector	Net Assets
Corporate Bonds
Communications	1.9%
Consumer Discretionary	1.6%
Consumer Staples	1.0%
Energy	2.6%
Financials	8.4%
Health Care	0.7%
Industrials	2.6%
Real Estate	0.3%
Technology	1.9%
Utilities	3.7%
Total Corporate Bonds	24.7%
Asset Backed Securities	3.5%
Mortgage-Backed Securities	57.2%
Non U.S. Government & Agencies	2.6%
U.S. Government & Agencies	9.7%
Short-Term Investments	1.5%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 9.9%
	ENERGY — 2.9%
	OIL & GAS PRODUCERS — 2.9%
6,458	ConocoPhillips	$811,254
3,102	Marathon Petroleum Corp.	563,695
24,404	Occidental Petroleum Corp.	1,614,081
11,110	Phillips 66	1,591,063
		4,580,093
	TOTAL ENERGY	4,580,093

	HEALTH CARE — 0.9%
	MEDICAL EQUIPMENT & DEVICES — 0.9%
4,479	Stryker Corp.(a)	1,507,184
	TOTAL HEALTH CARE	1,507,184

	INDUSTRIALS — 2.1%
	ELECTRICAL EQUIPMENT — 0.9%
4,676	Eaton Corp. PLC(a)	1,488,184

	INDUSTRIAL SUPPORT SERVICES — 0.4%
993	United Rentals, Inc.(a)	663,314

	MACHINERY — 0.8%
2,400	Parker-Hannifin Corp.(a)	1,307,784
	TOTAL INDUSTRIALS	3,459,282

	MATERIALS — 2.1%
	METALS & MINING — 2.1%
13,773	Agnico Eagle Mines Ltd.	872,520
51,186	Alamos Gold, Inc., Class A	752,946
22,258	BHP Group Ltd. - ADR(a)	1,227,751
18,285	Newmont Corp.	743,102
		3,596,319
	TOTAL MATERIALS	3,596,319

	TECHNOLOGY — 1.9%
	SEMICONDUCTORS — 1.9%
1,226	Broadcom, Inc.(a)	1,594,131
9,704	Qualcomm, Inc.(a)	1,609,408
		3,203,539
	TOTAL TECHNOLOGY	3,203,539
	TOTAL COMMON STOCKS (Cost $14,732,795)	16,346,417

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Shares		Fair Value
	PREFERRED STOCKS — 1.5%
	FINANCIALS — 1.5%
2,000,000	American Express Co., 3.55%	$1,829,773
25,000	Synchrony Financial, Series B, 8.25%	628,250
	TOTAL FINANCIALS	2,458,023
	TOTAL PREFERRED STOCKS (Cost $2,383,855)	2,458,023

Principal
Amount ($)
	ASSET BACKED SECURITIES — 5.7%
1,265,831	Aegis Asset Backed Securities Trust 2005-2, 6.151%, 06/25/35	1,187,202
1,698,000	Aligned Data Centers Issuer LLC, 1.937%, 08/15/46(b)	1,540,763
355,355	Ameriquest Asset-Backed Pass-Through Certs Series 2004-R2, 5.861%, 04/25/34	349,889
683,584	FBR Securitization Trust, 5.901%, 11/26/35	665,229
1,380,000	HI-FI Music IP Issuer LP, 3.939%, 02/02/62(b)	1,285,213
206,424	HSI Asset Securitization Corp. Trust 2006-OPT3, 5.701%, 02/25/36	201,699
284,863	JPMorgan Mortgage Acquisition Trust 2006-CH1, 5.751%, 07/25/36	280,321
409,915	JPMorgan Mortgage Acquisition Trust 2007-CH3, 5.691%, 03/25/37	400,415
473,940	Libra Solutions 2023-1 LLC, 7.000%, 02/15/25(b)	472,956
822,653	Long Beach Mortgage Loan Trust 2005-1, 6.706%, 02/25/35	800,760
1,917,860	Planet Fitness Master Issuer LLC, 3.251%, 12/05/51(b)	1,779,761
27,098	RAMP Series 2004-RS4 Trust, 6.081%, 04/25/34	27,078
467,329	Renaissance Home Equity Loan Trust 2005-3, 5.140%, 11/25/35	459,879
	TOTAL ASSET BACKED SECURITIES (Cost $9,700,730)	9,451,165

	CORPORATE BONDS — 50.1%
	COMMUNICATIONS — 1.4%
	ENTERTAINMENT CONTENT — 1.4%
1,000,000	Paramount Global, 6.250%, 02/28/57(d)	877,431
1,500,000	Paramount Global, 6.375%, 03/30/62(d)	1,388,799
		2,266,230
	TOTAL COMMUNICATIONS	2,266,230

	ENERGY — 3.5%
	OIL & GAS PRODUCERS — 3.5%
3,000,000	Energy Transfer LP, 6.625%, Perpetual(c)	2,766,968
3,000,000	Plains All American Pipeline LP, 9.679%, Perpetual(c)	2,981,091
		5,748,059
	TOTAL ENERGY	5,748,059

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 40.3%
	ASSET MANAGEMENT — 1.9%
4,000,000	UBS Group AG, 4.375%, Perpetual	$3,204,600

	BANKING — 31.8%
2,000,000	Banco Santander SA, 4.750%, Perpetual	1,715,802
3,000,000	Barclays PLC, 4.375%, Perpetual	2,450,369
3,500,000	BNP Paribas SA, 4.625%, Perpetual	3,129,659
2,750,000	Citigroup, Inc., 4.150%, Perpetual(c)	2,531,345
4,100,000	Citizens Financial Group, Inc., 4.000%, Perpetual(c)	3,523,958
2,926,000	Comerica, Inc., 5.625%, Perpetual	2,825,530
1,800,000	Commerzbank AG, 4.250%, Perpetual	1,664,866
1,800,000	Deutsche Bank AG, 4.789%, Perpetual	1,663,049
1,254,000	HSBC Holdings PLC, 4.700%, Perpetual	1,026,143
990,000	Huntington Bancshares, Inc., 4.045%, Perpetual	879,625
4,385,000	ING Groep NV, 3.875%, Perpetual	3,612,757
3,500,000	KeyCorp, 5.000%, Perpetual	2,960,712
1,650,000	Lloyds Banking Group PLC, 8.000%, Perpetual	1,633,596
3,000,000	M&T Bank Corp., 5.125%, Perpetual	2,648,001
3,000,000	NatWest Group PLC, 4.600%, Perpetual	2,287,736
4,000,000	PNC Financial Services Group, Inc., 3.400%, Perpetual	3,458,355
3,000,000	Societe Generale SA, 4.750%, Perpetual	2,676,046
3,500,000	Standard Chartered PLC, 4.300%, Perpetual	2,806,074
2,000,000	Svenska Handelsbanken AB, 4.750%, Perpetual	1,669,268
3,720,000	Truist Financial Corp., 4.800%, Perpetual	3,608,470
4,000,000	US Bancorp, 3.700%, Perpetual(c)	3,452,318
		52,223,679
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
2,920,000	Goldman Sachs Group, Inc. (The), 4.125%, Perpetual	2,703,096

	SPECIALTY FINANCE — 5.0%
4,112,000	Ally Financial, Inc., 4.700%, Perpetual(d)	3,503,613
3,000,000	Capital One Financial Corp., 3.950%, Perpetual	2,592,546
2,512,000	Discover Financial Services, 5.500%, Perpetual(d)	2,111,347
		8,207,506
	TOTAL FINANCIALS	66,338,881

	INDUSTRIALS — 0.8%
	MACHINERY — 0.8%
1,515,000	Stanley Black & Decker, Inc., 4.000%, 03/15/60	1,333,398
	TOTAL INDUSTRIALS	1,333,398

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	UTILITIES — 4.1%
	ELECTRIC UTILITIES — 4.1%
500,000	Algonquin Power & Utilities Corp, 4.750%, 01/18/82	$434,145
4,000,000	American Electric Power Co., Inc., 3.875%, 02/15/62	3,591,823
1,000,000	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/82	909,633
1,000,000	Vistra Corp., 8.875%, 12/31/49(b)	1,033,106
874,000	Vistra Corp., 7.000%, Perpetual(b)(c)	864,293
		6,833,000
	TOTAL UTILITIES	6,833,000

	TOTAL CORPORATE BONDS (Cost $77,570,158)	82,519,568

	MORTGAGE-BACKED SECURITIES — 27.1%
330,049	Colony Multifamily Mortgage Trust 2014-1, 7.137%, 02/20/29(b)	328,408
2,492,992	Fannie Mae Pool, 5.000%, 07/01/52	2,365,258
1,637,269	Fannie Mae Pool, 6.000%, 10/01/53	1,623,031
3,670,662	Fannie Mae-Aces, 1.381%, 08/25/28(d)	157,014
1,467,684	Fannie Mae-Aces, 0.750%, 09/25/28	1,330,008
2,757,033	Fannie Mae-Aces, 1.247%, 03/26/29(d)	125,793
380,061	Fannie Mae-Aces, 1.000%, 11/25/33	369,792
3,455,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.728%, 10/25/30	470,095
19,491,255	Freddie Mac Multifamily Structured Pass Through Certificates, 0.971%, 01/25/26(d)	218,741
222,365	Freddie Mac Multifamily Structured Pass Through Certificates, 1.298%, 12/25/26	210,628
39,803,957	Freddie Mac Multifamily Structured Pass Through Certificates, 1.508%, 01/25/27(d)	1,265,913
30,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, 0.471%, 03/25/27(d)	389,148
30,893,000	Freddie Mac Multifamily Structured Pass Through Certificates, 0.470%, 08/25/27(d)	436,361
804,833	Freddie Mac Multifamily Structured Pass Through Certificates, 1.679%, 12/25/27(d)	733,252
120,867,265	Freddie Mac Multifamily Structured Pass Through Certificates, 0.261%, 09/25/28	710,494
7,690,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.826%, 10/27/28	468,911
25,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.979%, 04/27/29(d)	1,204,730
7,570,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.799%, 04/25/30(d)	676,287
7,249,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.868%, 04/25/30(d)	663,350
17,195,215	Freddie Mac Multifamily Structured Pass Through Certificates, 1.422%, 07/25/30(d)	1,150,460
3,332,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.599%, 08/25/30(d)	275,034
1,835,000	Freddie Mac Multifamily Structured Pass Through Certificates, 3.178%, 04/25/48(d)	283,803
2,750,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.631%, 01/25/49(d)	364,764
1,715,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.620%, 02/25/49(d)	233,194
2,881,725	Freddie Mac Pool, 5.500%, 06/01/53	2,804,460
3,196,156	Freddie Mac Pool, 5.500%, 08/01/53	3,107,607
3,110,917	Freddie Mac Pool, 6.000%, 11/01/53	3,098,781
1,776,927	Freddie Mac Pool, 6.500%, 12/01/53	1,797,273
1,445,000	FREMF 2016-K55 Mortgage Trust, 4.167%, 04/25/49(b)	1,384,702
298,262,537	FREMF 2016-K59 Mortgage Trust, 0.100%, 11/25/49(b)(d)	530,430
2,687,697	Ginnie Mae II Pool, 3.000%, 09/20/52	2,293,114

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
April 30, 2024 (Unaudited)

Principal
Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
3,646,833	Ginnie Mae II Pool, 3.500%, 02/20/53	$3,235,385
3,623,237	Ginnie Mae II Pool, 2.500%, 03/20/53	2,976,699
1,317,902	Government National Mortgage Association, 0.784%, 12/16/56(d)	57,503
14,536,402	Government National Mortgage Association, 1.271%, 09/16/60(d)	1,244,611
1,225,768	Government National Mortgage Association, 1.060%, 11/16/60(d)	92,734
6,853,425	Government National Mortgage Association, 0.976%, 05/16/63(d)	482,589
7,192,799	Government National Mortgage Association, 0.986%, 05/16/63(d)	509,295
16,097,610	Government National Mortgage Association, 0.992%, 05/16/63(d)	1,142,467
1,500,000	Independence Plaza Trust 2018-INDP, 4.158%, 07/12/35(b)	1,411,354
2,555,091	UMBS Fannie Mae Pool, 5.000%, 03/01/53	2,436,442
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,286,642)	44,659,915

	U.S. GOVERNMENT & AGENCIES — 0.9%
	U.S. TREASURY NOTES — 0.9%
1,470,000	United States Treasury Note, 4.250%, 12/31/25	1,449,558
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,470,000)	1,449,558

		Expiration	Exercise	Notional
Description	Contracts	Date	Price	Value	Fair Value
CALL OPTIONS PURCHASED — 0.2%
E-Mini S&P 500 Future	500	06/24/2024	$5,350	$257,425,000	293,750
TOTAL CALL OPTIONS PURCHASED (Cost - $762,500)					293,750

Shares
	SHORT-TERM INVESTMENTS — 5.9%
9,685,862	First American Treasury Obligations Fund, Class X, 5.21%(e)	9,685,862
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,685,862)	9,685,862

	TOTAL INVESTMENTS — 101.3% (Cost $161,592,542)	$166,864,258
	Liabilities in Excess of Other Assets — (1.3)%	(2,115,403)
	NET ASSETS — 100.0%	$164,748,855

(a)	All or a portion of the security is held as collateral for written options. As of April 30, 2024, the fair value of collateral held is $510,199.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $9,597,879 or 5.8% of net assets.

(c)	Step-up bond. The interest rate shown is the rate in effect as of April 30, 2024.

(d)	Variable rate security; the rate shown represents the rate on April 30, 2024.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2024.

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF FUTURES CONTRACTS
April 30, 2024 (Unaudited)

				Value and
				Unrealized
	Number of		Notional	Appreciation
Long Contracts	Contracts	Expiration	Amount	(Depreciation)
10-Year US Treasury Note Future	165	06/19/2024	$17,727,188	$(520,938)
2-Year US Treasury Note Future	270	07/01/2024	54,717,187	(560,239)
3-Year US Treasury Note Future	25	07/01/2024	5,137,891	(73,984)
5-Year US Treasury Note Future	357	07/01/2024	37,392,961	(744,444)
Japanese Yen Future	42	06/18/2024	3,353,963	(274,769)
				$(2,174,374)
Short Contracts
E-Mini S&P 500 Futures	(81)	06/21/2024	$(20,521,350)	$281,629
Euro FX Future	(38)	06/18/2024	(5,081,788)	125,162
Ultra 10-Year US Treasury Note Future	(93)	06/19/2024	(10,250,344)	319,672
US Treasury Long Bond Future	(146)	06/19/2024	(16,616,625)	744,601
				$1,471,064

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN CALL OPTIONS (0.05)%
BHP Group Ltd.	(222)	$(1,224,552)	$70.00	May 2024	$(555)
Broadcom, Inc.	(12)	(1,560,324)	1,430.00	May 2024	(8,580)
Eaton Corp.	(46)	(1,463,996)	330.00	June 2024	(36,110)
Parker-Hannifin Corp.	(24)	(1,307,784)	600.00	June 2024	(8,400)
Qualcomm Inc.	(97)	(1,608,745)	210.00	June 2024	(4,559)
Stryker Corp.	(44)	(1,480,600)	360.00	June 2024	(16,280)
United Rentals Inc.	(9)	(601,191)	780.00	June 2024	(3,960)
Total Written Call Written Options (Premiums Received $148,315)					$(78,444)

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2024 (Unaudited)

Percent of
Security Type/Sector	Net Assets
Common Stocks
Energy	2.9%
Health Care	0.9%
Industrials	2.1%
Materials	2.1%
Technology	1.9%
Total Common Stocks	9.9%
Preferred Stocks
Financials	1.5%
Total Preferred Stocks	1.5%
Corporate Bonds
Communications	1.4%
Energy	3.5%
Financials	40.3%
Industrials	0.8%
Utilities	4.1%
Total Corporate Bonds	50.1%
Asset Backed Securities	5.7%
Mortgage Backed Securities	27.1%
U.S. Government & Agencies	0.9%
Purchased Option	0.2%
Short-Term Investments	5.9%
Total Investments	101.3%
Liabilities in Excess of Other Assets	-1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

	North Square	North Square
	Advisory Research	Altrinsic	North Square	North Square
	Small Cap	International	McKee Bond	Strategic
	Value Fund	Equity Fund	Fund	Income Fund
Assets
Investments, at cost	$21,775,546	$114,699,647	$107,912,159	$161,592,542
Investments, at value	$23,771,739	$121,476,583	$100,819,445	$166,864,258
Deposits at broker	—	—	—	874,997
Receivable for fund shares sold	38	1,292	17,554	437,228
Receivable for investments sold	—	—	279,997	—
Payable for net variation margin on futures contracts	—	—	—	179,625
Dividends and interest receivable	4,023	415,410	779,491	1,394,085
Tax reclaims receivable	—	312,568	—	14,050
Receivable from Adviser	—	—	8,717	—
Receivable for interest sold	—	—	2,117	—
Prepaid expenses	19,080	30,798	55,926	53,284
Total Assets	23,794,880	122,236,651	101,963,247	169,817,527

Liabilities
Due to custodian	—	2,539	—	—
Cash due to broker for futures contract transactions	—	—	—	34,056
Options written, at value (premium received $-, $-, $- and $148,315)	—	—	—	78,444
Payable for fund shares redeemed	—	5,600,400	—	94,732
Payable for investments purchased	—	201,843	284,571	4,733,092
Due to Advisor (Note 4)	10,834	64,521	—	79,336
Distribution fees (Note 8)	—	—	—	481
Shareholder servicing fees (Note 7)	763	5,108	—	14,380
Fund administration fees	1,385	7,946	8,853	10,517
Other accrued expenses	633	20,081	16,049	23,634
Total Liabilities	13,615	5,902,438	309,473	5,068,672

Net Assets	$23,781,265	$116,334,213	$101,653,774	$164,748,855

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	22,805,699	107,672,426	120,965,097	170,534,722
Accumulated earnings (deficits)	975,566	8,661,787	(19,311,323)	(5,785,867)
Net Assets	$23,781,265	$116,334,213	$101,653,774	$164,748,855

Class A:(a)
Net assets applicable to shares outstanding				$2,416,713
Shares of beneficial interest issued and outstanding				273,087
Net asset value, redemption and offering price per share				$8.85
Class I:
Net assets applicable to shares outstanding	$23,781,265	$116,334,213	$1,596,839	$162,332,142
Shares of beneficial interest issued and outstanding	2,109,403	10,594,847	188,483	18,333,088
Net asset value, redemption and offering price per share	$11.27	$10.98	$8.47	$8.85
Class R6:
Net assets applicable to shares outstanding			$100,056,935
Shares of beneficial interest issued and outstanding			11,741,634
Net asset value, redemption and offering price per share			$8.52

(a)	A sales charge of 3.75% will be imposed on investments less than $1,000,000. A contingent deferred sales charge of 1.00% on investments over $1,000,000 will be imposed on certain such redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the six months ended April 30, 2024 (Unaudited)

	North Square	North Square
	Advisory Research	Altrinsic	North Square	North Square
	Small Cap	International	McKee Bond	Strategic
	Value Fund	Equity Fund	Fund	Income Fund
Investment Income
Dividend income	$113,789	$1,703,221	$88,763	$282,687
Interest income	12,992	130,664	2,273,637	3,707,912
Foreign dividend taxes withheld	—	(182,058)	—	(3,493)
Total investment income	126,781	1,649,857	2,362,400	3,987,106

Expenses
Adviser fees (Note 4)	75,909	472,097	133,243	533,020
Registration fees	15,196	22,134	39,075	32,289
Fund administration fees	5,837	34,669	34,471	44,604
Custody fees	4,210	24,039	9,443	11,118
Fund accounting fees	3,729	3,729	4,227	8,205
Legal fees	2,198	13,122	12,965	16,912
Audit fees	1,827	12,298	12,216	14,646
Trustees’ fees and expenses	1,619	9,675	9,609	12,507
Shareholder servicing fees - Class I (Note 7)	1,084	35,406	27	52,881
Chief compliance officer fees (Note 4)	708	4,299	4,213	5,651
Transfer agent fees and expenses	498	781	546	815
Shareholder reporting fees	462	2,555	2,073	7,001
Pricing	440	7,295	39,184	13,953
Insurance	404	2,420	1,993	3,582
Shareholder servicing fees - Class A (Note 7)	20	161	—	903
Distribution fees - Class A (Note 8)	—	—	—	1,505
Interest expense	—	—	1,892	148
Other expenses	5,287	12,658	11,883	17,330
Total expenses	119,428	657,338	317,060	777,070
Fees contractually waived (reimbursed) by Adviser	(17,476)	(85,098)	(159,323)	(90,422)
Net operating expenses	101,952	572,240	157,737	686,648
Net investment income	24,829	1,077,617	2,204,663	3,300,458

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	691,675	1,781,372	(1,663,251)	1,641,436
Foreign currency	—	(7,899)	—	3,405
Futures contracts	—	—	—	(5,747,950)
Written Options	—	—	—	(572,797)
Purchased Options	—	—	—	5,547,600
Net realized gain (loss)	691,675	1,773,473	(1,663,251)	871,694
Net change in unrealized appreciation (depreciation) on:
Investments	2,964,731	10,230,071	5,695,516	10,623,016
Written Options	—	—	—	69,871
Purchased Options	—	—	—	(548,750)
Futures contracts	—	—	—	(328,088)
Foreign currency	—	(5,147)	—	(9)
Net change in unrealized appreciation	2,964,731	10,224,924	5,695,516	9,816,040
Net realized and change in unrealized gain on investments and foreign currency	3,656,406	11,998,397	4,032,265	10,687,734
Net increase in net assets resulting from operations	$3,681,235	$13,076,014	$6,236,928	$13,988,192

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Advisory Research		North Square Altrinsic
	Small Cap Value Fund		International Equity Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2024	October 31,	2024	October 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$24,829	$177,062	$1,077,617	$1,778,998
Net realized gain (loss) on investments	691,675	(1,503,431)	1,773,473	673,072
Net change in unrealized appreciation on investments	2,964,731	740,959	10,224,924	6,609,838
Net increase (decrease) in net assets resulting from operations	3,681,235	(585,410)	13,076,014	9,061,908

Distributions to Shareholders
From earnings:
Class I	(176,974)	(1,298,708)	(1,865,124)	(1,012,568)
Total distributions	(176,974)	(1,298,708)	(1,865,124)	(1,012,568)

Capital Transactions - Class I
Proceeds from shares sold	3,594,180	113,053	3,468,877	40,742,334
Reinvestment of distributions	176,974	1,298,708	1,865,124	920,902
Amount paid for shares redeemed	(579,888)	(3,308,516)	(8,185,345)	(2,306,091)
Total Class I	3,191,266	(1,896,755)	(2,851,344)	39,357,145
Net increase (decrease) in net assets resulting from capital transactions	3,191,266	(1,896,755)	(2,851,344)	39,357,145
Total Increase (Decrease) in Net Assets	6,695,527	(3,780,873)	8,359,546	47,406,485

Net Assets
Beginning of period	17,085,738	20,866,611	107,974,667	60,568,182
End of period	$23,781,265	$17,085,738	$116,334,213	$107,974,667

Share Transactions - Class I
Shares sold	308,761	11,482	319,905	4,030,452
Shares issued in reinvestment of distributions	15,456	138,526	174,148	96,103
Shares redeemed	(51,389)	(336,751)	(750,319)	(222,848)
Total Class I	272,828	(186,743)	(256,266)	3,903,707
Net increase (decrease) in shares outstanding	272,828	(186,743)	(256,266)	3,903,707

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS — Continued

	North Square McKee		North Square Strategic
	Bond Fund		Income Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2024	October 31,	2024	October 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,204,663	$3,575,906	$3,300,458	$6,448,091
Net realized gain (loss) on investments	(1,663,251)	(5,126,264)	871,694	(9,968,733)
Net change in unrealized appreciation on investments	5,695,516	1,712,146	9,816,040	1,505,410
Net increase (decrease) in net assets resulting from operations	6,236,928	161,788	13,988,192	(2,015,232)

Distributions to Shareholders
From earnings:
Class A	—	—	(24,355)	(4,100)
Class I	(12,202)	(49,830)	(3,269,682)	(5,222,210)
Class R6	(2,267,919)	(3,508,324)	—	—
From return of capital:
Class A	—	—	—	(1,661)
Class I	—	—	—	(1,446,226)
Total distributions	(2,280,121)	(3,558,154)	(3,294,037)	(6,674,197)

Capital Transactions - Class A
Proceeds from shares sold	—	—	1,960,550	425,520	(a)
Reinvestment of distributions	—	—	24,085	5,761	(a)
Amount paid for shares redeemed	—	—	(2,780)	(4,498	) (a)
Total Class A	—	—	1,981,855	426,783
Capital Transactions - Class I
Proceeds from shares sold	1,578,146	5,735,885	30,152,935	101,927,590
Reinvestment of distributions	12,202	49,934	3,206,455	6,548,802
Amount paid for shares redeemed	(215,619)	(5,429,301)	(24,112,439)	(71,013,141)
Total Class I	1,374,729	356,518	9,246,951	37,463,251
Capital Transactions – Class R6
Proceeds from shares sold	14,849,694	8,876,820	—	—
Reinvestment of distributions	1,972,462	3,077,688	—	—
Amount paid for shares redeemed	(20,481,581)	(16,531,761)	—	—
Total Class R6	(3,659,425)	(4,577,253)	—	—
Net increase (decrease) in net assets resulting from capital transactions	(2,284,696)	(4,220,735)	11,228,806	37,890,034
Total Increase (Decrease) in Net Assets	1,672,111	(7,617,101)	21,922,961	29,200,605

Net Assets
Beginning of period	99,981,663	107,598,764	142,825,894	113,625,289
End of period	$101,653,774	$99,981,663	$164,748,855	$142,825,894

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS — Continued

	North Square McKee		North Square Strategic
	Bond Fund		Income Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2024	October 31,	2024	October 31,
	(Unaudited)	2023	(Unaudited)	2023
Share Transactions - Class A
Shares sold	—	—	221,272	49,259	(a)
Shares issued in reinvestment of distributions	—	—	2,709	680	(a)
Shares redeemed	—	—	(313)	(520	) (a)
Total Class A	—	—	223,668	49,419

Share Transactions - Class I
Shares sold	180,611	653,356	3,413,246	11,563,127
Shares issued in reinvestment of distributions	1,417	5,716	362,380	756,054
Shares redeemed	(25,213)	(633,096)	(2,775,560)	(8,195,001)
Total Class I	156,815	25,976	1,000,066	4,124,180

Share Transactions – Class R6
Shares sold	1,728,663	1,025,551	—	—
Shares issued in reinvestment of distributions	226,349	355,603	—	—
Shares redeemed	(2,353,948)	(1,889,456)	—	—
Total Class R6	(398,936)	(508,302)	—	—

Net increase (decrease) in shares outstanding	(242,121)	(482,326)	1,223,734	4,173,599

(a)	For the period February 28, 2023 (commencement of operations) to October 31, 2023.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	April 30,
	2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020		2019
Selected Per Share Data:
Net asset value, beginning of period	$9.30		$10.31	$12.21	$9.33	$11.63		$14.73

Investment operations:
Net investment income(a)	0.01		0.09	— (b)	0.04	0.08		0.07
Net realized and unrealized gain (loss)	2.06		(0.45)	(1.02)	3.95	(1.11)		0.85
Total from investment operations	2.07		(0.36)	(1.02)	3.99	(1.03)		0.92

Less distributions:
Net investment income	(0.10)		(0.01)	(0.03)	(0.10)	(0.07)		(0.07)
From net realized gains	—		(0.64)	(0.85)	(1.01)	(1.20)		(3.95)
Total distributions	(0.10)		(0.65)	(0.88)	(1.11)	(1.27)		(4.02)

Net asset value, end of period	$11.27		$9.30	$10.31	$12.21	$9.33		$11.63

Total Return(c)	22.21	% (d)	(3.51)%	(9.05)%	46.09%	(10.63)%		12.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,781		$17,086	$20,867	$10,111	$4,378		$9,385
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.10	% (e)	1.25%	1.24%	1.63%	1.67%		1.76%
After fees waived and expenses absorbed	0.94	% (e)	0.94%	0.94%	0.95%	0.97	% (f)	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.07	% (e)	0.60%	(0.29)%	(0.34)%	(0.21)%		(0.17)%
After fees waived and expenses absorbed	0.23	% (e)	0.90%	0.01%	0.34%	0.79%		0.59%
Portfolio turnover rate	27	% (d)	45%	107%	45%	49%		26%

(a)	Based on average shares outstanding for the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended				For the
	April 30,		For the Years Ended		Period Ended
	2024		October 31,		October 31,
	(Unaudited)		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.95		$8.72	$10.88	$10.00

Investment operations:
Net investment income(b)	0.10		0.19	0.16	0.13
Net realized and unrealized gain (loss)	1.10		1.18	(2.12)	0.76
Total from investment operations	1.20		1.37	(1.96)	0.89

Less distributions:
Net investment income	(0.17)		(0.14)	(0.09)	(0.01)
From net realized gains	—		—	(0.11)	—
Total distributions	(0.17)		(0.14)	(0.20)	(0.01)

Net asset value, end of period	$10.98		$9.95	$8.72	$10.88

Total Return(c)	12.12	% (d)	15.83%	(18.30)%	8.88	% (d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$116,334		$107,975	$60,568	$44,733
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.11	% (e)	1.17%	1.29%	1.43	% (e)
After fees waived and expenses absorbed	0.97	% (e)	0.97%	0.97%	0.97	% (e)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.68	% (e)	1.70%	1.37%	0.92	% (e)
After fees waived and expenses absorbed	1.83	% (e)	1.90%	1.69%	1.38	% (e)
Portfolio turnover rate	10	% (d)	27%	23%	22	% (d)

(a)	For the period December 4, 2020 (commencement of operations) to October 31, 2021.

(b)	Based on average shares outstanding for the period.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended				For the
	April 30,		For the Years Ended		Period Ended
	2024		October 31,		October 31,
	(Unaudited)		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.18		$8.48	$9.84	$9.89

Investment operations:
Net investment income(b)	0.17		0.25	0.14	0.01
Net realized and unrealized gain (loss)	0.30		(0.26)	(1.34)	(0.02)
Total from investment operations	0.47		(0.01)	(1.20)	(0.01)

Less distributions:
Net investment income	(0.18)		(0.29)	(0.16)	(0.04)
Total distributions	(0.18)		(0.29)	(0.16)	(0.04)

Net asset value, end of period	$8.47		$8.18	$8.48	$9.84

Total Return(c)	5.71	% (d)	(0.19)%	(12.33)%	(0.12	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,597		$259	$48	$10
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	0.63	% (e)	0.58%	0.77%	0.64	% (e)
After fees waived and expenses absorbed	0.47	% (e)	0.47%	0.47%	0.47	% (e)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.69	% (e)	2.78%	1.28%	0.13	% (e)
After fees waived and expenses absorbed	3.85	% (e)	2.90%	1.58%	0.30	% (e)
Portfolio turnover rate	94	% (d)	104%	129%	321	% (d)(f)

(a)	For the period May 19, 2021 (commencement of operations) to October 31, 2021.

(b)	Based on average shares outstanding for the period.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class R6

(For a share outstanding during each period)

	For the
	Six Months
	Ended				For the
	April 30,		For the Years Ended		Period Ended
	2024		October 31,		October 31,
	(Unaudited)		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.21		$8.50	$9.84	$10.00

Investment operations:
Net investment income(b)	0.17		0.29	0.13	0.03
Net realized and unrealized gain (loss)	0.32		(0.29)	(1.31)	(0.13)
Total from investment operations	0.49		—	(1.18)	(0.10)

Less distributions:
Net investment income	(0.18)		(0.29)	(0.16)	(0.06)
Total distributions	(0.18)		(0.29)	(0.16)	(0.06)

Net asset value, end of period	$8.52		$8.21	$8.50	$9.84

Total Return(c)	5.94	% (d)	(0.07)%	(12.14)%	0.91	% (d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,057		$99,723	$107,550	$139,281
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	0.57	% (e)	0.56%	0.58%	0.73	% (e)
After fees waived and expenses absorbed	0.28	% (e)	0.28%	0.28%	0.28	% (e)
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.68	% (e)	3.03%	1.08%	(0.04	)% (e)
After fees waived and expenses absorbed	3.97	% (e)	3.31%	1.38%	0.41	% (e)
Portfolio turnover rate	94	% (d)	104%	129%	321	% (d)(f)

(a)	For the period December 28, 2020 (commencement of operations) to October 31, 2021.

(b)	Based on average shares outstanding for the period.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	April 30,		Period Ended
	2024		October 31,
	(Unaudited)		2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.21		$8.85

Investment operations:
Net investment income(b)	0.18		0.25
Net realized and unrealized gain (loss)	0.64		(0.64)
Total from investment operations	0.82		(0.39)

Less distributions:
Net investment income	(0.18)		(0.17)
Return of capital	—		(0.08)
Total distributions	(0.18)		(0.25)

Net asset value, end of period	$8.85		$8.21

Total Return(c)	9.98	% (d)	(4.48	)% (d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,417		$406
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.35	% (e)	1.30	% (e)
After fees waived and expenses absorbed	1.15	% (e)	1.15	% (e)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.72	% (e)	4.28	% (e)
After fees waived and expenses absorbed	3.93	% (e)	4.41	% (e)
Portfolio turnover rate	41	% (d)	152	% (d)

(a)	For the period February 28, 2023 (commencement of operations) to October 31, 2023.

(b)	Based on average shares outstanding for the period.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Return does not reflect sales load.

(d)	Not annualized.

(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	April 30,
	2024		For the Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$8.22		$8.60	$10.09	$9.99	$9.53	$8.97

Investment operations:
Net investment income(a)	0.19		0.38	0.27	0.24	0.23	0.32
Net realized and unrealized gain (loss)	0.63		(0.39)	(1.26)	0.60	0.48	0.56
Total from investment operations	0.82		(0.01)	(0.99)	0.84	0.71	0.88

Less distributions:
Net investment income	(0.19)		(0.29)	(0.26)	(0.28)	(0.25)	(0.32)
From net realized gains	—		—	(0.24)	(0.46)	—	—
Return of capital	—		(0.08)	—	—	—	—
Total distributions	(0.19)		(0.37)	(0.50)	(0.74)	(0.25)	(0.32)

Paid in capital from redemption fees	—		—	—	—	—	— (b)
Net asset value, end of period	$8.85		$8.22	$8.60	$10.09	$9.99	$9.53

Total Return(c)	10.00	% (d)	(0.27)%	(10.17)%	8.63%	7.56%	10.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,332		$142,420	$113,625	$79,460	$74,287	$10,641
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.02	% (e)	1.05%	1.14%	1.28%	1.48%	1.76%
After fees waived and expenses absorbed	0.90	% (e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.21	% (e)	4.17%	2.63%	2.06%	1.75%	2.56%
After fees waived and expenses absorbed	4.34	% (e)	4.32%	2.87%	2.44%	2.33%	3.42%
Portfolio turnover rate	41	% (d)	152%	163%	77%	145%	36%

(a)	Based on average shares outstanding for the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)

Note 1 – Organization

The North Square Advisory Research Small Cap Value Fund (“Small Cap Value” or “Small Cap Value Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), and North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”)(each a “Fund” and collectively the “Funds”) are organized as a series of the North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective June 24, 2024, the Trust name changed to Exchange Place Advisors Trust. Effective January 11, 2022, the North Square Advisory Research All Cap Value Fund changed its name to the North Square Advisory Research Small Cap Value Fund. The Funds are diversified funds.

The Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Small Cap Value Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on November 16, 2009.

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Intermediate Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund’s Class I shares commenced operations on December 28, 2020 and Class Y shares commenced operations on May 19, 2021. Effective on December 1, 2021, the outstanding Class Y shares of the McKee Bond Fund were renamed as Class I shares, and the previously outstanding Class I shares of the Fund were renamed as Class R6 shares. The ticker symbols of the renamed classes did not change.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Strategic Income Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on December 31, 2012.

The Strategic Income Fund currently offers Class A Shares. Class A Shares have a maximum sales charge on purchases of 3.75%, as a percentage of the original purchase price, on investments less than $1,000,000. No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain redemptions of such shares that were purchased within one year of the redemption date.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security,

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by North Square Investments, LLC (the “Adviser” or “NSI”), as Valuation Designee, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees (the “Board”). The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s net asset value (“NAV”) is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Adviser during the quarter.

(b) Purchased/Written Option Contracts

The Funds may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk. The Strategic Income Fund engaged in option contracts. Additional information regarding such activity may be found in Note 10.

(c) Futures Contracts

The Funds may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts. The Strategic Income Fund engaged in futures contracts. Additional information regarding such activity may be found in Note 10.

(d) Deposits with Broker

When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. At April 30, 2024, the Strategic Income Fund had $874,997 cash and cash equivalents on deposit with brokers for futures.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(f) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(g) Distributions to Shareholders

The McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Advisory Research Small Cap Value Fund and Altrinsic International Equity Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

(h) Line of Credit

U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Trust, expiring on June 12, 2024. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Trust may borrow up to the lesser of $50,000,000 or 15% of each Fund’s daily market value (10% for Small Cap Value Fund).

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of April 30, 2024, the Prime Rate was 8.50%. During the period ended April 30, 2024, the McKee Bond Fund had one draw on the line of credit for four days in the amount of $2,151,000 at 8.50% for which the McKee Bond Fund was charged $1,892 in interest expense.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the period ended April 30, 2024 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Investment
Advisory Fees
Small Cap Value Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.70%

The Adviser engages Advisory Research, Inc. to manage the Small Cap Value Fund, Altrinsic Global Advisors, LLC to manage the International Equity Fund, CSM Advisors, LLC to manage the McKee Bond Fund, and Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub-Adviser” and collectively the “Sub-Advisers”). The Adviser pays the Sub-Advisers from its advisory fees.

The Adviser has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses*
		Class A	Class I	Class R6
	Agreement Expires	Shares	Shares	Shares
Small Cap Value Fund	February 28, 2025	—	0.94%	—
International Equity Fund	February 28, 2025	—	0.97%	—
McKee Bond Fund	February 28, 2025	—	0.47%	0.28%
Strategic Income Fund	February 28, 2025	1.15%	0.90%	—

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Adviser may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap	International	McKee	Strategic
	Value Fund	Equity Fund	Bond Fund	Income Fund
October 31, 2024	$21,402	$64,801	$213,407	$128,158
October 31, 2025	58,446	185,085	380,908	235,391
October 31, 2026	60,005	185,890	292,672	232,602
April 30, 2027	17,476	85,098	159,323	90,422

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the period ended April 30, 2024 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Adviser pays the Distributor a fee for its distribution related services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds’ allocated fees incurred for compliance services for the period ended April 30, 2024, are reported on the Statements of Operations.

Each Independent Trustee receives from the Trust an annual retainer of $55,000, plus $5,000 for each regularly scheduled Board meeting attended, $5,000 for each special in-person meeting attended and $2,500 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $10,000, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $5,000, respectively.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

Note 4 – Federal Income Taxes

At April 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Value	International	McKee Bond	Strategic Income
	Fund	Equity Fund	Fund	Fund
Tax cost of investments	$21,902,183	$114,830,593	$108,009,290	$161,444,227
Gross unrealized appreciation	2,935,580	12,905,185	93,444	7,784,736
Gross unrealized depreciation	(1,066,024)	(6,259,195)	(7,283,289)	(2,443,150)
Net unrealized appreciation (depreciation) on investments	$1,869,556	$6,645,990	$(7,189,845)	$5,341,588

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2023, the Funds did not make any reclassifications.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

As of October 31, 2023, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Value	International	McKee Bond	Strategic Income
	Fund	Equity Fund	Fund	Fund
Undistributed ordinary income	$154,846	$1,665,057	$66,585	$—
Accumulated Capital and Other Losses	(1,588,366)	(619,268)	(10,449,354)	(12,700,863)
Other Temporary Difference	—	—	—	745,560
Unrealized appreciation on investments	(1,095,175)	(3,594,892)	(12,885,361)	(4,524,719)
Total accumulated earnings	$(2,528,695)	$(2,549,103)	$(23,268,130)	$(16,480,022)

The tax character of distributions paid for the fiscal year ended October 31, 2023 were as follows:

	Small Cap Value	International
	Fund	Equity Fund
	2023	2023
Distributions paid from:
Ordinary income	$22,216	$1,012,568
Long-term capital gains	1,276,492	—
Total distributions paid	$1,298,708	$1,012,568

	McKee Bond	Strategic Income
	Fund	Fund
	2023	2023
Distributions paid from:
Ordinary income	$3,558,154	$5,226,310
Long-term capital gains	—	—
Return of capital	—	1,447,887
Total distributions paid	$3,558,154	$6,674,197

As of October 31, 2024, the following Funds have nonexpiring capital loss carryforwards:

	Short-Term	Long-Term
Small Cap Value Fund	$789,170	$799,196
International Equity Fund	$501,955	$117,313
McKee Bond Fund	$6,190,957	$4,258,397
Strategic Income Fund	$8,498,296	$4,202,567

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. For the fiscal year ended October 31, 2023 the International Equity Fund utilized $799,032 of available capital loss carryforwards.

Note 5 – Investment Transactions

For the period ended April 30, 2024, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Value Fund	$8,644,941	$5,639,092
International Equity Fund	14,162,741	10,937,146
McKee Bond Fund	23,302,571	23,503,112
Strategic Income Fund	35,475,198	29,661,271

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

For the period ended April 30, 2024, the McKee Bond Fund had purchases and sales of long-term U.S. government obligations of $38,957,018 and $35,504,991, respectively, and the Strategic Income Fund had purchases and sales of long-term U.S. government obligations of $1,470,000 and $—, respectively. Long-term purchases and sales of U.S. Government Obligations are excluded from purchases and sales of investments.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to each of the Fund’s Class A shares, Class I, and Class R6 shares, as applicable. Under the Shareholder Service Plan, the Funds may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, Class I shares, and Class R6 shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

For the period ended April 30, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares.

For the period ended April 30, 2024, distribution fees incurred with respect to Class A shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2024, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,505,785	$—	$—	$23,505,785
Short-Term Investments	265,954	—	—	265,954
Total	$23,771,739	$—	$—	$23,771,739

International Equity Fund
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$35,588,951	$80,120,917	$—	$115,709,868
Preferred Stocks	1,432,459	—	—	1,432,459
Short-Term Investments	4,334,256	—	—	4,334,256
Total	$41,355,666	$80,120,917	$—	$121,476,583

McKee Bond Fund
Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$3,522,435	$—	$3,522,435
Corporate Bonds(a)	—	25,152,808	—	25,152,808
Mortgage-Backed Securities	—	58,153,537	—	58,153,537
Non-U.S. Government & Agencies	—	2,692,840	—	2,692,840
U.S. Government & Agencies	—	9,819,101	—	9,819,101
Short-Term Investments	1,478,724	—	—	1,478,724
Total	$1,478,724	$99,340,721	$—	$100,819,445

Strategic Income Fund
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,346,417	$—	$—	$16,346,417
Preferred Stocks(a)	628,250	1,829,773	—	2,458,023
Asset Backed Securities	—	9,451,165	—	9,451,165
Corporate Bonds(a)	—	82,519,568	—	82,519,568
Mortgage-Backed Securities	—	44,659,915	—	44,659,915
U.S. Government & Agencies	—	1,449,558	—	1,449,558
Purchased Options	293,750	—	—	293,750
Short-Term Investments	9,685,862	—	—	9,685,862
Total	$26,954,279	$139,909,979	$—	$166,864,258

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

Liabilities
Written Options	$—	$(78,444)	$—	$(78,444)
	$—	$(78,444)	$—	$(78,444)

Futures Contracts(b)
Assets	$1,471,064	$—	$—	$1,471,064
Liabilities	(2,174,374)	—	—	(2,174,374)
	$(703,310)	$—	$—	$(703,310)

(a)	Refer to Schedule of Investments for sector and industry classifications.

(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

Note 10 – Derivative and Other Financial Instruments

At April 30, 2024, the Strategic Income Fund held derivative and other financial instruments which are not subject to a master netting arrangement. As the tables below illustrate, no positions are netted in the Fund’s financial statements:

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2024:

Gross Amounts not offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
		Offeset in the	Presented in
	Gross Amounts	Statement of	the Statements		Collateral
	of Recognized	Assets and	of Assets and	Financial	Received
Description	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Net Amount
Futures contracts*	$179,625	$—	$179,625	$—	$179,625	$—
Total	179,625	—	179,625	—	179,625	—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.

The following table presents the fair value of derivative instruments for the Strategic Income Fund as of April 30, 2024 as presented on the Fund’s Statement of Assets and Liabilities:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments, at value		$293,750
Futures		Receivable for net variation margin on futures contracts	179,625
Written Options		Options written, at value	78,444

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

The following table presents the results of the derivative trading and information related to volume for the period ended April 30, 2024 for the Strategic Income Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

			Change in Unrealized
		Realized	Appreciation
	Location of Gain (Loss) on Derivatives on	Gain (Loss) on	(Depreciation) on
Derivatives	Statement of Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$5,547,600	$(548,750)
Written Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on written options	(572,797)	69,871
Futures	Net realized gain and change in unrealized appreciation (depreciation) on futures	(5,747,950)	(328,088)

The average monthly notional/market value amount is shown as an indicator of volume. The average monthly notional/market value amounts held in the Strategic Income Fund during the period ended April 30, 2024 were:

Average Ending
Derivatives	Monthly Market Value
Purchased Options	$944,792
Written Options(a)	(265,858)

(a)	Average based on the 4 months during the period that had activity.

Average Ending
Derivatives	Monthly Notional
Long Futures Contracts	$114,424,946
Short Futures Contracts	(58,894,659)

Note 11 – Accounting Regulations

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Note 12 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector or industry, any development affecting that sector or industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2024, the Advisory Research Small Cap Value Fund had 29.8% of the value of its net assets invested in securities within the Consumer Discretionary sector and the Altrinsic International Equity Fund had 34.3% of the value of its net assets invested in securities in the Financials sector.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2024 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the North Square Investments Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the funds within the Trust (the “Funds”). The Program seeks to assess and manage each Funds’ liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Chief Compliance Officer of the Funds’ investment adviser as the administrator for the Program (the “Trust Program Administrator”).

At its meeting on December 6-7, 2023, the Board received and reviewed a written report (the “Report”) from the Trust’s Chief Compliance Officer, on behalf of the Trust Program Administrator, concerning the operation of the Program for the period of October 1, 2022 through September 30, 2023 (the “Period”). The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

The Report summarized the operation of the Program and the information and factors considered by the Trust Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. The Report considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Trust Program Administrator. The Report stated that the Funds have retained ICE Data Pricing and Reference Data, LLC, a third-party vendor, to provide a liquidity risk classification specified by the Rule. The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Trust Program Administrator concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. There were no material changes to the Program during the Period.

Based on its review, the Report of the Trust Program Administrator concluded that the Program is reasonably designed to assess and manage liquidity risk and has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Funds’ liquidity developments.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2023 to April 30, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value,	Account Value,	Expenses Paid	Annualized
	November 1, 2023	April 30, 2024	During Period(a)	Expense Ratio
Advisory Research Small Cap Value Fund - Class I
Actual	$1,000.00	$1,222.10	$5.19	0.94%
Hypothetical(b)	$1,000.00	$1,020.19	$4.72	0.94%

Altrinsic International Equity Fund - Class I
Actual	$1,000.00	$1,121.20	$5.12	0.97%
Hypothetical(b)	$1,000.00	$1,020.04	$4.87	0.97%

McKee Bond Fund - Class I
Actual	$1,000.00	$1,057.10	$2.45	0.47%
Hypothetical(b)	$1,000.00	$1,022.48	$2.41	0.47%

McKee Bond Fund - Class R6
Actual	$1,000.00	$1,059.40	$1.45	0.28%
Hypothetical(b)	$1,000.00	$1,023.45	$1.43	0.28%

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended April 30, 2024 (Unaudited)

	Beginning	Ending
	Account Value,	Account Value,	Expenses Paid	Annualized
	November 1, 2023	April 30, 2024	During Period(a)	Expense Ratio
Strategic Income Fund - Class A
Actual	$1,000.00	$1,099.80	$6.00	1.15%
Hypothetical(b)	$1,000.00	$1,019.14	$5.77	1.15%

Strategic Income Fund - Class I
Actual	$1,000.00	$1,100.00	$4.70	0.90%
Hypothetical(b)	$1,000.00	$1,020.39	$4.52	0.90%

(a)	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by (182/366) (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

North Square Funds

Adviser
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Adviser	Sub-Adviser
Algert Global LLC	NSI Retail Advisors, LLC
101 California Street, Suite 4225	One Gateway Center
San Francisco, California 94111	Pittsburgh, Pennsylvania 15222

Sub-Adviser	Sub-Adviser
Red Cedar Investment Management, LLC	Advisor Research Inc.
333 Bridge Street NW, Suite 601	180 North Stetson Avenue, Suite 5500
Grand Rapids, Michigan 49504	Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Advisory Research Small Cap Value Fund	Class I	ADVGX	66263L775
North Square Altrinsic International Equity Fund	Class I	NSIVX	66263L767
North Square McKee Bond Fund	Class I	NMKBX	66263L759
North Square McKee Bond Fund	Class R6	NMKYX	66263L643
North Square Strategic Income Fund	Class A	ADVAX	66263L783
North Square Strategic Income Fund	Class I	ADVNX	66263L791

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-855-551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-855-551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at 1-855-551-5521.

North Square Funds
c/o Ultimus Fund Solutions, LLC
Cincinnati, Ohio 45246
1-855-551-5521

North Square - SAR — 4/24

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) NOT APPLICABLE.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	NOT APPLICABLE to Registrant.

(a)(4)	NOT APPLICABLE

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin

Ian Martin, Principal Executive Officer

Date	7/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin

Ian Martin, Principal Executive Officer

Date	7/1/2024

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Principal Financial Officer

Date	7/1/2024